Stock-based compensation (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-based compensation	$ 5,414	$ 1,660	$ 2,232
Research & development expenses
Stock-based compensation	786	121	0
Selling & marketing expenses
Stock-based compensation	1,269	571	466
General & administrative expenses
Stock-based compensation	$ 3,359	$ 967	$ 1,765